Lease - Summary of detailed information about income statement disclosures of leases (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Charge for depreciation of right-of-use assets	$ 1,312,301	$ 1,313,102
Interest Expenses	398,850	511,138
Expenses related to short-term leases	141,700	33,079
Expenses related to low-value assets leases	167,148	102,714
Sublease Income	$ 9,790	$ 2,146